Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2024	2023

Income tax expense using combined Canadian federal and provincial statutory rate of 26.5% (2023 - 26.5%) (1)	$68,343	$53,884
Permanent differences	2,121	2,075
Impact of changes in foreign exchange rates	2,179	-
Adjustments to tax liabilities for prior periods	8	111
Non-deductible stock-based compensation	6,707	5,667
Foreign, state and provincial tax rate differential	(4,203)	(5,420)
Impact of contingent acquisition consideration fair value adjustments	(5,017)	-
Other taxes	(14)	-
Provision for income taxes as reported	$70,124	$56,317

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2024	2023

Canada	$58,459	$34,600
United States	199,439	168,738
Total	$257,898	$203,338

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2024	2023

Current
Canada	$16,161	$9,494
United States	66,791	64,267
	82,952	73,761

Deferred
Canada	(764)	375
United States	(12,064)	(17,819)
	(12,828)	(17,444)

Total	$70,124	$56,317

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023

Deferred income tax assets
Loss carry-forwards	$6,382	$4,943
Expenses not currently deductible	45,969	37,225
Allowance for credit losses	10,865	8,125
Interest expense	9,144	1,836
	72,360	52,129

Deferred income tax liabilities
Depreciation and amortization	146,941	97,896
Basis differences of partnerships and other entities	2,447	1,919
Prepaid and other expenses deducted for tax purposes	4,432	2,186
	153,820	102,001

Net deferred income tax asset (liability) before valuation allowance	(81,460)	(49,872)
Valuation allowance	1,321	1,400

Net deferred income tax asset (liability)	$(82,781)	$(51,272)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2024	2023	2024	2023	2024	2023

Canada	$1,265	$2,048	$-	$-	$1,265	$2,048
United States	77,676	53,295	23,362	20,360	54,314	32,935